Other Accounts Payable and Accrued Expenses - Schedule of Other Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Payroll and related accruals	$ 1,787	$ 1,269
Accrued expenses - agents commissions	109	129
Accrued expenses	512	364
Royalties to IIA	406	83
Others		142
Other accounts payable and accrued expenses (Note 9)	$ 2,814	$ 1,987